                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST
PORTFOLIO OF INVESTMENTS | JULY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                        COUPON    MATURITY        VALUE
------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS   206.1%
          ALABAMA 2.2%
$   1,000 Alabama Bldg Renovation Fin
             Auth Rev Rfdg (AMBAC Insd)................      5.625%    09/01/24    $   1,044,250
    1,975 Bessemer, AL Governmental Util
             Svc Corp Wtr Supply Rev Rfdg,
             Ser A (AGL Insd) (a)......................      5.000     06/01/39        1,991,036
    4,000 Birmingham Baptist Med Ctr AL
             Spl Care Fac Fin Auth Rev
             Baptist Hlth Sys Inc, Ser A...............      5.000     11/15/30        3,449,880
    1,600 Huntsville-Redstone Vlg, AL Spl
             Care Fac Fin Auth Redstone Vlg
             Proj......................................      5.500     01/01/43        1,274,544
    2,255 Marshall Cnty, AL Hlthcare, Ser C............      6.000     01/01/32        2,289,727
        5 Mobile, AL Indl Dev Brd Solid
             Waste Disp Rev Mobile Energy
             Svc Co Proj Rfdg..........................      6.950     01/01/20              461
                                                                                   -------------
                                                                                      10,049,898
                                                                                   -------------
          ALASKA 0.5%
    3,000 Northern Tob Sec Corp AK Tob
             Settlement Rev Asset Bkd, Ser
             A.........................................      5.000     06/01/46        2,125,830
                                                                                   -------------

          ARIZONA 3.1%
    1,425 Arizona Cap Fac Fin Corp Student
             Hsg Rev AZ St Univ Proj...................      6.250     09/01/32        1,425,499
    3,000 Goodyear, AZ McDowell Rd Coml
             Corridor Impt Dist Impt (AMBAC
             Insd).....................................      5.250     01/01/32        2,999,850
    1,500 Maricopa Cnty, AZ Stad Dist Rfdg
             (AMBAC Insd)..............................      5.375     06/01/19        1,578,255
    2,100 Pima Cnty, AZ Indl Dev Auth
             Global Wtr Resh LLC Proj
             (AMT).....................................      6.550     12/01/37        1,871,856

         ARIZONA (CONTINUED)
$    370 Pima Cnty, AZ Indl Dev Auth Indl
            Rev Lease Oblig Irvington Proj
            Tucson Rfdg, Ser A (FSA
            Insd)                                            7.250%      07/15/10    $     372,283
   6,840 University of AZ Med Ctr Corp                       5.000       07/01/35        5,981,169
                                                                                     -------------
                                                                                        14,228,912
                                                                                     -------------
          CALIFORNIA 18.7%
     625 Aliso Viejo, CA Cmnty Fac Dist
            Spl Tax No 2005-01 Glenwood
            at Aliso...................................      6.000       09/01/38          613,437
   2,630 Anaheim, CA Pub Fin Auth Lease
            Rev Cap Apprec Sub Pub Impt
            Proj, Ser C (FSA Insd).....................        *         09/01/20        1,441,266
   7,925 Anaheim, CA Redev Agy Tax
            Alloc Rfdg Merged Redev Proj
            Area, Ser A (FSA Insd) (a).................      5.000       02/01/31        7,984,749
   2,400 Bay Area Govt Assn CA Rev Tax
            Alloc CA Redev Pool, Ser A
            (XLCA Insd)................................      5.250       09/01/29        2,279,616
   1,050 California Cnty, CA Tob Sec Agy
            Asset Bkd Merced Cnty Rfdg,
            Ser A......................................      5.125       06/01/38          793,212
   1,750 California Cnty, CA Tob Sec Agy
            Asset Bkd Sonoma Cnty Corp
            Rfdg.......................................      5.250       06/01/45        1,325,135
   4,200 California Hsg Fin Agy Rev Home
            Mtg, Ser G (AMT) (a).......................      4.950       08/01/23        3,944,423
   2,800 California Hsg Fin Agy Rev Home
            Mtg, Ser G (AMT) (a).......................      5.050       02/01/29        2,629,616
   2,900 California Hsg Fin Agy Rev Home
            Mtg, Ser K (AMT) (a).......................      5.300       08/01/23        2,805,286
   3,400 California Hsg Fin Agy Rev Home
            Mtg, Ser K (AMT) (a).......................      5.450       08/01/28        3,288,956


         CALIFORNIA (CONTINUED)
$  2,000 California Pollutn Ctl Fin Auth
            Solid Waste Disp Rev Waste
            Mgmt Inc Proj, Ser B (AMT).................      5.000%      07/01/27    $   1,629,060
      15 California Rural Home Mtg Fin
            Auth Single Family Mtg Rev, Ser
            C (GNMA Collateralized)
            (AMT)......................................    0/7.800       02/01/28           15,336
     420 California St (AMBAC Insd)....................      5.125       10/01/27          420,160
     725 California St Dept Wtr Res Wtr
            Rev Cent Vy Proj, Ser AE (a)...............      5.000       12/01/24          750,984
     900 California St Dept Wtr Res Wtr
            Rev Cent Vy Proj, Ser AE (a)...............      5.000       12/01/25          932,256
     900 California St Dept Wtr Res Wtr
            Rev Cent Vy Proj, Ser AE (a)...............      5.000       12/01/26          932,257
     525 California St Dept Wtr Res Wtr
            Rev Cent Vy Proj, Ser AE (a)...............      5.000       12/01/27          543,816
     900 California St Dept Wtr Res Wtr
            Rev Cent Vy Proj, Ser AE (a)...............      5.000       12/01/28          932,257
   2,000 California St Pub Wk Brd Lease
            Rev Dept Mental Hlth Coalinga,
            Ser A......................................      5.000       06/01/25        2,000,860
   7,750 California Statewide Cmnty Dev
            Auth Rev Daughters of Charity
            Hlth, Ser A................................      5.250       07/01/30        7,179,368
   5,000 California Statewide Cmnty Dev
            Auth Rev Hlth Fac Adventist
            Hlth, Ser A................................      5.000       03/01/30        4,752,800
   3,000 California Statewide Cmnty Dev
            Auth Rev Hlth Fac Adventist
            Hlth, Ser A................................      5.000       03/01/35        2,785,680
   1,000 California Statewide Cmnty Front
            Porch Cmnty & Svc, Ser A (c)...............      5.125       04/01/37          861,410

         CALIFORNIA (CONTINUED)
$    410 Daly City, CA Hsg Dev Fin Agy
            Mobile Home Pk Rev Rfdg Third
            Tier Franciscan, Ser C.....................      6.500%      12/15/47    $     359,451
   5,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Cap Apprec Rfdg................        *         01/15/25        1,743,750
   4,000 Foothill/Eastern Corridor Agy CA
            Toll Rd Rev Conv Cap Apprec
            Sr Lien, Ser A (d).........................      7.050       01/01/10        4,281,880
   6,000 Golden St Tob Sec Corp CA Tob
            Settlement, Ser A-1........................      5.750       06/01/47        4,927,800
     400 Morongo Band of Mission Indians
            CA Enterprise Rev Indians
            Enterprise Casino, Ser B (c)...............      5.500       03/01/18          390,188
   2,200 Quechan Indian Tribe Ft Yuma
            Indian Reservation CA & Govt
            Proj.......................................      7.000       12/01/27        2,103,002
   3,500 Rancho Mirage, CA Jt Pwrs
            Eisenhower Med Ctr, Ser A..................      5.000       07/01/47        3,179,260
   2,400 Tobacco Sec Auth Northn CA Tob
            Settlement Rev Asset Bkd, Ser
            A-1........................................      5.375       06/01/38        1,886,952
   1,600 Tobacco Sec Auth Northn CA Tob
            Settlement Rev Asset Bkd, Ser
            A-1........................................      5.500       06/01/45        1,263,456
   6,000 Tobacco Sec Auth Southn CA
            Tob Settlement, Ser A-1....................      5.000       06/01/37        4,456,320
  12,000 Tobacco Sec Auth Southn CA
            Tob Settlement, Ser A-1....................      5.125       06/01/46        8,874,720
   1,600 Turlock, CA Hlth Fac Rev Ctf
            Partn Emanuel Med Ctr Inc..................      5.375       10/15/34        1,426,144
                                                                                     -------------
                                                                                        85,734,863
                                                                                     -------------

         COLORADO   4.3%
$    500 Colorado Hlth Fac Auth Hlth &
            Residential Care Fac Volunteers
            of Amer Care, Ser A                              5.250%      07/01/27    $     429,815
     375 Colorado Hlth Fac Auth Hlth &
            Residential Care Fac Volunteers
            of Amer Care, Ser A                              5.300       07/01/37          304,822
   3,000 Colorado Hlth Fac Auth Rev
            Catholic Hlth Initiatives, Ser
            A (d)                                            5.500       03/01/32        3,157,950
   4,475 Colorado Hlth Fac Auth Rev
            Catholic Hlth, Ser C-5 (FSA
            Insd) (a)                                        5.000       09/01/36        4,428,162
   2,500 Colorado Hlth Fac Auth Rev
            Covenant Retirement Cmnty
            Inc                                              5.000       12/01/35        2,050,650
   3,700 Colorado Hlth Fac Auth Rev
            Evangelical Lutheran                             5.000       06/01/35        3,249,377
   1,000 Colorado Hlth Fac Auth Rev Hosp
            Portercare Adventist Hlth
            (Prerefunded @ 11/15/11)                         6.500       11/15/31        1,124,050
     645 Colorado Hsg Fin Auth
            Multi-Family Hsg Ins Mtg, Ser
            B-2 (FHA Gtd) (AMT)                              5.800       10/01/28          644,981
      30 Colorado Hsg Fin Auth Single
            Family Pgm Sr, Ser A-2 (AMT)                     7.250       05/01/27           30,499
      10 Colorado Hsg Fin Auth Single
            Family Pgm Sr, Ser C-1 (AMT)                     7.550       11/01/27           10,323
     530 Highlands Ranch Metro Dist No 2
            CO (FSA Insd) (d)                                6.500       06/15/11          585,899
     470 Highlands Ranch Metro Dist No 2
            CO (FSA Insd)                                    6.500       06/15/11          518,048
     955 Montezuma Cnty, CO Hosp Dist
            Hlth Fac Enterprise Hosp Rfdg                    5.900       10/01/37          826,572

         COLORADO (CONTINUED)
$  1,500 Salida, CO Hosp Dist Rev......................      5.250%      10/01/36    $   1,196,565
   1,500 University of CO Hosp Auth Rev,
            Ser A......................................      5.250       11/15/39        1,357,455
                                                                                     -------------
                                                                                        19,915,168
                                                                                     -------------
         CONNECTICUT   2.0%
     750 Connecticut St Dev Auth Solid
            Waste Disp Fac Rev PSEG Pwr
            LLC Proj, Ser A (AMT)......................      5.750       11/01/37          712,838
   6,500 Connecticut St Spl Oblig Pkg Rev
            Bradley Intl Arpt, Ser A (ACA
            Insd) (AMT)................................      6.600       07/01/24        6,113,055
   1,000 Hartford, CT Pkg Sys Rev, Ser A
            (Prerefunded @ 7/01/10)....................      6.400       07/01/20        1,076,520
   1,575 Mashantucket West Pequot Tribe
            CT Spl Rev, Ser A (c)......................      5.500       09/01/36        1,327,583
                                                                                     -------------
                                                                                         9,229,996
                                                                                     -------------
         DISTRICT OF COLUMBIA   4.7%
   2,500 District Columbia Rev Gonzaga
            College (FSA Insd).........................      5.250       07/01/32        2,521,375
   2,125 District Columbia Wtr & Swr Auth
            Pub Util Rev Rfdg Sub Lien, Ser
            A (AGL Insd) (a)...........................      5.000       10/01/34        2,121,900
   8,000 District Columbia Wtr & Swr Auth
            Pub Util Rev Sub Lien Ser A
            (FSA Insd) (a).............................      5.500       10/01/41        8,314,560
   8,850 Metropolitan Washington DC Arpt
            Auth Sys, Ser A (FGIC Insd)
            (AMT)......................................      5.250       10/01/32        8,363,427
                                                                                     -------------
                                                                                        21,321,262
                                                                                     -------------
         FLORIDA   12.6%
   1,000 Alachua Cnty, FL Indl Dev Rev
            North FL Retirement Vlg....................      5.875       11/15/36          870,910

         FLORIDA (CONTINUED)
$    500 Alachua Cnty, FL Indl Dev Rev
            North FL Retirement Vlg....................      5.875%      11/15/42    $     430,605
     375 Beacon Lakes, FL Cmnty Dev FL
            Spl Assmt, Ser A...........................      6.000       05/01/38          313,492
     250 Beacon Lakes, FL Cmnty Dev FL
            Spl Assmt Sub, Ser B.......................      6.200       05/01/38          209,070
   1,250 Brevard Cnty, FL Hlth Fac Auth
            Residential Care Fac Rev Buena
            Vida Estates Inc...........................      6.750       01/01/37        1,198,962
     460 Escambia Cnty, FL Hlth Auth Rev
            FL Hlthcare Fac Ln VHA Pgm
            (AMBAC Insd)...............................      5.950       07/01/20          486,602
   2,540 Florida St Tpk Auth Tpk Rev
            Rfdg Dept Tran, Ser A (a)..................      5.000       07/01/26        2,582,563
   2,580 Florida St Tpk Auth Tpk Rev
            Rfdg Dept Tran, Ser A (a)..................      5.000       07/01/27        2,623,233
   2,805 Florida St Tpk Auth Tpk Rev
            Rfdg Dept Tran, Ser A (a)..................      5.000       07/01/28        2,852,003
   2,500 Florida St Tpk Auth Tpk Rev
            Rfdg Dept Tran, Ser A (a)..................      5.000       07/01/32        2,541,892
   5,325 Fort Lauderdale, FL Wtr & Swr
            Rev (a)....................................      5.000       09/01/32        5,380,349
     790 Highlands, FL Cmnty Dev Dist Spl
            Assmt......................................      5.550       05/01/36          610,749
     900 Hillsborough Cnty, FL Aviation
            Auth Rev, Ser A (AGL Insd)
            (AMT) (a)..................................      5.375       10/01/33          903,118
   2,000 Hillsborough Cnty, FL Aviation
            Auth Rev, Ser A (AGL Insd)
            (AMT) (a)..................................      5.500       10/01/38        2,006,928

         FLORIDA (CONTINUED)
$    700 Hillsborough Cnty, FL Indl Dev
            Auth Pollutn Ctl Rev
            Hillsborough Cnty Rfdg
            (AMBAC Insd)...............................      5.000%      12/01/34    $     707,420
     775 Hillsborough Cnty, FL Indl Dev
            Auth Pollutn Ctl Rev Tampa
            Elec, Ser B................................      5.150       09/01/25          786,547
     680 Main Str Cmnty Dev Dist FL Cap
            Impt Rev, Ser A............................      6.800       05/01/38          638,452
     400 Main Str Cmnty Dev Dist FL Cap
            Impt Rev, Ser B............................      6.900       05/01/17          390,604
   2,100 Miami-Dade Cnty, FL Aviation Rev
            Miami Intl Arpt (AGL Insd)
            (AMT)......................................      5.375       10/01/27        2,056,803
   2,500 Miami-Dade Cnty, FL Aviation Rev
            Miami Intl Arpt (AGL Insd)
            (AMT)......................................      5.375       10/01/32        2,412,950
     595 Midtown Miami, FL Cmnty Dev FL
            Spl Assmt Rev, Ser A.......................      6.000       05/01/24          544,776
   2,160 North Broward, FL Hosp Dist Rev
            Impt (Prerefunded @ 1/15/11)...............      6.000       01/15/31        2,341,138
     215 North Broward, FL Hosp Dist Rev
            Impt (Prerefunded @ 1/15/11)...............      6.000       01/15/31          233,030
   1,525 Orange Cnty, FL Hlth Fac Auth
            Rev First Mtg Orlando Lutheran
            Tower......................................      5.500       07/01/32        1,275,784
     545 Overoaks, FL Cmnty Dev Dist
            Cap Impt Rev, Ser A........................      6.125       05/01/35          458,127
   1,000 Palm Beach Cnty, FL Hlth Fac
            Auth Rev Wtrford Proj......................      5.875       11/15/37          923,400
   5,500 Port St Lucie, FL Spl Assmt Rev
            Southwest Annexation Dist 1-B
            (MBIA Insd)................................      5.000       07/01/40        5,346,000

         FLORIDA (CONTINUED)
$  2,900 Putnam Cnty, FL Dev Auth Pollutn
            Ctl Rev Rfdg Seminole Proj, Ser
            A (AMBAC Insd).............................      5.350%      03/15/42    $   2,875,437
     495 Reunion East Cmnty Dev Dist FL
            Spl Assmt..................................      5.800       05/01/36          404,880
     750 Seminole Tribe, FL Spl Oblig Rev,
            Ser A (c)..................................      5.750       10/01/22          725,678
     875 Seven Oaks, FL Cmnty Dev Dist II
            Spl Assmt Rev, Ser A.......................      5.875       05/01/35          717,343
   7,510 South Miami, FL Hlth Fac Auth
            Hosp Rev Baptist Hlth South FL
            Group (a)..................................      5.000       08/15/32        7,225,067
   1,750 South Vlg Cmnty Dev Dist FL Cap
            Impt Rev, Ser A............................      5.700       05/01/35        1,489,390
     750 Sterling Hill Cmnty Dev Dist FL
            Cap Impt Rev, Ser A........................      6.200       05/01/35          751,523
   2,100 Tolomato Cmnty, FL Dev Dist Spl
            Assmt......................................      6.650       05/01/40        2,090,088
     475 World Commerce Cmnty Dev Dist
            FL Spl Assmt...............................      5.500       05/01/38          372,405
                                                                                     -------------
                                                                                        57,777,318
                                                                                     -------------
         GEORGIA   6.9%
   5,000 Atlanta, GA Arpt Passenger Fac
            Charge Rev Gen Sub Lien, Ser
            C (FSA Insd) (a)...........................      5.000       01/01/33        5,002,650
   1,000 Atlanta, GA Arpt Rev, Ser B
            (FGIC Insd) (AMT)..........................      5.625       01/01/30          963,220
     684 Fulton Cnty, GA Lease Rev
            (Acquired 12/23/94, Cost
            $684,000) (e)..............................      7.250       06/15/10          703,146
   7,000 Georgia Muni Elec Auth Pwr Rev,
            Ser A (MBIA Insd)..........................      6.500       01/01/20        8,483,510
  10,000 Gwinnett Cnty, GA Sch Dist (a)................      5.000       02/01/36       10,281,850

         GEORGIA (CONTINUED)
$  3,770 Monroe Cnty, GA Dev Auth
            Pollutn Ctl Rev Oglethorpe Pwr
            Corp Scherer, Ser A........................      6.800%      01/01/12    $   4,158,009
   1,000 Oconee Cnty, GA Indl Dev Auth
            Rev Oiit Proj (XLCA Insd)..................      5.250       07/01/25        1,004,680
   1,200 Putnam Cnty, GA Dev Auth
            Pollutn Ctl Rev GA Pwr Co, Ser
            1..........................................      5.100       06/01/23        1,183,956
                                                                                     -------------
                                                                                        31,781,021
                                                                                     -------------
         IDAHO   0.2%
     845 Idaho Hlth Fac Auth Rev Vly Vista
            Care Corp Rfdg.............................      6.125       11/15/27          776,640
                                                                                     -------------

         ILLINOIS   19.8%
   1,250 Bartlett, IL Tax Increment Rev
            Rfdg Sr Lien Quarry Redev
            Proj.......................................      5.600       01/01/23        1,183,100
   1,365 Bolingbrook, IL Cap Apprec, Ser B
            (MBIA Insd) (g)............................        *         01/01/30          395,386
   7,200 Chicago, IL Brd of Ed Rfdg, Ser C
            (FSA Insd) (a).............................      5.000       12/01/27        7,374,744
   3,150 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien Rfdg, Ser A
            (MBIA Insd) (AMT)..........................      5.375       01/01/32        2,989,161
  10,900 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien, Ser A
            (AGL Insd) (a).............................      5.250       01/01/24       11,216,318
  10,000 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien, Ser A
            (AGL Insd) (a).............................      5.250       01/01/25       10,252,550
   3,855 Chicago, IL O'Hare Intl Arpt Rev
            Gen Arpt Third Lien, Ser A
            (AGL Insd) (a).............................      5.250       01/01/26        3,947,659

         ILLINOIS (CONTINUED)
$    615 Chicago, IL Pk Dist, Ser C (FGIC
            Insd)......................................      5.500%      01/01/19    $     645,928
   2,250 Chicago, IL, Ser A (AGL Insd) (a).............      5.250       01/01/24        2,351,048
   1,450 Chicago, IL, Ser A (AGL Insd).................      5.250       01/01/25        1,511,175
   2,250 Chicago, IL, Ser A (AGL Insd) (a).............      5.250       01/01/25        2,351,047
   4,500 Cook Cnty, IL Cap Impt, Ser A
            (FGIC Insd)................................      5.000       11/15/23        4,536,450
   4,500 Hoffman Estates, IL (a).......................      5.000       12/01/38        4,489,380
   2,300 Illinois Fin Auth Rev Christian
            Homes Inc Rfdg, Ser A......................      5.750       05/15/26        2,023,586
   1,000 Illinois Fin Auth Rev IL Fin Auth
            Roosevelt Univ.............................      5.500       04/01/37          944,920
   6,000 Illinois Fin Auth Rev Northwestern
            Mem Hosp, Ser A (Prerefunded
            @ 8/15/14).................................      5.500       08/15/43        6,673,920
   3,500 Illinois Fin Auth Rev Osf Hlthcare
            Sys, Ser A.................................      5.750       11/15/37        3,494,715
   5,500 Illinois Fin Auth Rev Sherman Hlth
            Sys 2007, Ser A............................      5.500       08/01/37        5,088,765
   1,250 Metropolitan Pier & Expo Auth IL
            Dedicated St Tax Rev
            McCormick Pl Expn Proj, Ser A
            (FGIC Insd)................................      5.375       12/15/18        1,302,863
   2,000 Metropolitan Pier & Expo Auth IL
            Dedicated St Tax Rev
            McCormick Pl Expn Proj, Ser A
            (FGIC Insd)................................      5.500       12/15/24        2,077,600
   6,000 Metropolitan Pier & Expo Auth IL
            Dedicated St Tax Rev
            McCormick Pl Expn, Ser A
            (MBIA Insd)................................      5.250       06/15/42        6,063,300
   3,000 Pekin, IL Mtg Rev United Auto
            Workers Inc Proj, Ser A (GNMA
            Collateralized)............................      5.250       05/20/34        2,970,450

         ILLINOIS (CONTINUED)
$  5,000 Regional Tran Auth IL, Ser B
            (AMBAC Insd)...............................      8.000%      06/01/17    $   6,405,900
     475 Will-Kankakee Regl Dev Auth IL
            Multi-Family Hsg Rev Sr Estates
            Supportive Living (AMT)....................      7.000       12/01/42          451,093
                                                                                     -------------
                                                                                        90,741,058
                                                                                     -------------
         INDIANA   5.1%
   1,000 Allen Cnty, IN Juvenile Just Ctr
            First Mtg (AMBAC Insd).....................      5.500       01/01/18        1,059,280
   1,000 Indiana Hlth & Ed Fac Fin Cmnty
            Fndtn Northwest IN.........................      5.500       03/01/37          869,650
   2,000 Indiana Hlth Fac Fin Auth Hosp
            Rev Columbus Regl Hosp Rfdg
            (FSA Insd).................................      7.000       08/15/15        2,274,340
   2,500 Indiana St Dev Fin Auth Rev
            Exempt Fac Conv Rfdg (AMT).................      5.950       08/01/30        2,421,125
  10,000 Indiana St Hsg & Cmnty Dev Auth
            Single Family Mtg Rev Mtg, Ser
            D-1 (GNMA Collateralized)
            (AMT) (a)..................................      4.625       07/01/38        9,414,519
   7,000 Saint Joseph Cnty, IN Hosp Auth
            Hlth Sys Rev Rfdg Mem Hlth
            Sys (AMBAC Insd) (b)(f)....................      7.000       08/15/33        7,000,000
     500 Vigo Cnty, IN Hosp Auth Rev
            Union Hosp Inc (c).........................      5.750       09/01/42          428,630
                                                                                     -------------
                                                                                        23,467,544
                                                                                     -------------
         IOWA   1.5%
   1,890 Des Moines, IA Pub Pkg Sys Rev,
            Ser A (FGIC Insd) (g)......................      5.750       06/01/17        1,975,258
     500 Jefferson Cnty, IA Hosp Rev
            Jefferson Cnty Hosp Proj, Ser
            C..........................................      5.950       08/01/37          467,080

         IOWA (CONTINUED)
$    325 Sibley, IA Hlthcare Fac Rev
            Osceola Cmnty Hosp Proj....................      6.000%      12/01/37    $     289,666
   2,500 Tobacco Settlement Auth IA Rev
            Asset Bkd, Ser C...........................      5.500       06/01/42        1,945,400
   2,500 Tobacco Settlement Auth IA Rev
            Asset Bkd, Ser C...........................      5.625       06/01/46        1,972,000
                                                                                     -------------
                                                                                         6,649,404
                                                                                     -------------
         KANSAS   1.3%
   1,300 Burlington, KS Environmental Impt
            Rev KC Rfdg Pwr LT, Ser B
            (XLCA Insd)................................      5.000       12/01/23        1,323,933
   1,250 Labette Cnty, KS Hosp Rev Impt
            Rfdg, Ser A................................      5.750       09/01/29        1,158,650
   1,600 Manhattan, KS Hlthcare Fac Rev
            Meadowlark Hills Retirement,
            Ser A......................................      5.000       05/15/24        1,349,008
   1,600 Manhattan, KS Hlthcare Fac Rev
            Meadowlark Hills Retirement,
            Ser A......................................      5.000       05/15/36        1,239,904
     375 Manhattan, KS Hlthcare Fac Rev
            Meadowlark Hills Retirement,
            Ser B......................................      5.125       05/15/37          294,499
     675 Olathe, KS Sr Living Fac Rev
            Catholic Care Campus Inc, Ser
            A..........................................      6.000       11/15/38          604,010
                                                                                     -------------
                                                                                         5,970,004
                                                                                     -------------
         KENTUCKY   2.5%
     300 Kentucky Hsg Corp Hsg Rev, Ser
            F (FNMA Collateralized) (AMT)..............      5.450       01/01/32          281,520
   7,785 Louisville & Jefferson Cnty, KY
            Metro Govt Hlth Sys Rev Norton
            Hlthcare Inc (a)...........................      5.000       10/01/30        7,017,920

         KENTUCKY (CONTINUED)
$  4,500 Louisville & Jefferson Cntys, KY
            Metro Govt Indl Bldg Rev
            Sisters of Mercy Cincinnati................      5.000%      10/01/35    $   3,999,060
                                                                                     -------------
                                                                                        11,298,500
                                                                                     -------------
         LOUISIANA   4.7%
     525 Colonial Pinnacle Cmnty Dev Dist
            Dev........................................      6.750       05/01/23          514,290
   5,000 Lafayette, LA Util Rev (MBIA Insd)............      5.250       11/01/23        5,199,200
     997 Lakeshore Vlgs Master Cmnty
            Dev Dist LA Spl Assmt......................      5.250       07/01/17          892,166
      40 Louisiana Hsg Fin Agy Mtg Rev
            Single Family Access Pgm, Ser
            B (GNMA Collateralized)
            (AMT)......................................      8.000       03/01/25           40,920
   1,930 Louisiana Hsg Fin Agy Rev Azalea
            Estates Rfdg, Ser A (GNMA
            Collateralized) (AMT)......................      5.375       10/20/39        1,755,489
   3,000 Louisiana St Energy & Pwr Auth
            Pwr Proj Rev Rfdg (FSA Insd)...............      5.750       01/01/12        3,260,850
   8,000 Louisiana St Gas & Fuels Tax
            Rev, Ser A (FSA Insd) (a)..................      5.000       05/01/36        7,980,720
   1,850 Rapides Fin Auth LA Rev Cleco
            Pwr Proj (AMT).............................      5.250       11/01/37        1,832,499
                                                                                     -------------
                                                                                        21,476,134
                                                                                     -------------
         MARYLAND   1.8%
     775 Gaithersburg, MD Econ Dev Rev
            Asbury MD Oblig Group A....................      5.125       01/01/36          677,722
   1,900 Maryland St Cmnty Dev Admin
            Dev, Ser H  (AMT)..........................      5.100       09/01/37        1,673,045
   2,000 Maryland St Hlth & Higher Ed Fac
            Auth Rev Medstar Hlth Rfdg.................      5.375       08/15/24        1,986,160

         MARYLAND (CONTINUED)
$  2,750 Maryland St Hlth & Higher Ed Fac
            Auth Rev Mercy Med Ctr, Ser
            A..........................................      5.500%      07/01/42    $   2,541,467
   1,000 Maryland St Hlth & Higher Ed Fac
            Auth Rev Washington Cnty
            Hosp.......................................      5.750       01/01/38          961,590
     600 Prince Georges Cnty, MD Spl
            Oblig Natl Harbor Proj.....................      5.200       07/01/34          509,784
                                                                                     -------------
                                                                                         8,349,768
                                                                                     -------------
         MASSACHUSETTS   3.2%
   3,955 Massachusetts Bay Trans Auth
            Gen Trans Sys Rfdg, Ser A..................      5.500       03/01/12        4,187,514
     400 Massachusetts St Dev Fin Agy
            Linden Ponds Inc Fac, Ser A................      5.750       11/15/35          345,720
     475 Massachusetts St Dev Fin Agy
            Linden Ponds Inc Fac, Ser A................      5.750       11/15/42          404,325
   4,800 Massachusetts St Dev Fin Agy
            Rev College Pharmacy & Allied
            Hlth, Ser D (AGL Insd).....................      5.000       07/01/35        4,681,920
   3,000 Massachusetts St Dev Fin Agy
            Semass Sys, Ser A (MBIA
            Insd)......................................      5.625       01/01/16        3,216,120
      35 Massachusetts St Hlth & Ed Fac
            Auth Rev Partn Hlthcare Sys,
            Ser C......................................      5.750       07/01/32           35,567
     965 Massachusetts St Hlth & Ed Fac
            Auth Rev Partn Hlthcare Sys,
            Ser C (Prerefunded @
            7/01/11)...................................      5.750       07/01/32        1,055,778
     965 Massachusetts St Hlth & Ed Fac
            Auth Rev Saint Mem Med Ctr,
            Ser A......................................      6.000       10/01/23          930,048
                                                                                     -------------
                                                                                        14,856,992
                                                                                     -------------

         MICHIGAN   1.6%
$  3,000 Kent Hosp Fin Auth MI Rev Metro
            Hosp Proj, Ser A...........................      6.250%      07/01/40    $   2,895,480
     800 Kent Hosp Fin Auth MI Rev
            Spectrum Hlth, Ser A.......................      5.250       01/15/47          834,496
     400 Kent Hosp Fin Auth MI Rev
            Spectrum Hlth, Ser A.......................      5.500       01/15/47          420,744
   3,750 Michigan Tob Settlement Fin Auth
            Tob Settlement Asset Sr, Ser
            A..........................................      6.000       06/01/48        3,132,563
                                                                                     -------------
                                                                                         7,283,283
                                                                                     -------------
         MINNESOTA   1.7%
      10 Chaska, MN Elec Rev, Ser A....................      6.100       10/01/30           10,390
     990 Chaska, MN Elec Rev, Ser A
            (Prerefunded @ 10/01/10)...................      6.100       10/01/30        1,064,567
     425 Chisago, MN Hlthcare Fac Rev
            CDL Homes LLC Proj.........................      6.000       08/01/42          393,571
   1,000 Meeker Cnty, MN Gross Rev
            Hosp Fac Mem Hosp Proj.....................      5.750       11/01/27          966,050
   2,000 Minneapolis, MN Hlthcare Sys
            Rev Fairview Hlth Svc Rfdg, Ser
            A (AMBAC Insd) (b)(f)......................      7.000       11/15/32        2,000,000
     175 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks.......................................      6.000       10/01/27          166,481
     550 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks.......................................      6.000       10/01/33          510,647
     175 North Oaks, MN Sr Hsg Rev
            Presbyterian Homes North
            Oaks.......................................      6.125       10/01/39          163,440
   1,800 Saint Paul, MN Hsg & Redev Auth
            Hlthcare Fac Rev Hlth Partners
            Oblig Grp Proj.............................      5.250       05/15/36        1,591,866

         MINNESOTA (CONTINUED)
$    900 Saint Paul, MN Hsg & Redev Auth
            Hosp Rev Hlth East Proj....................      6.000%      11/15/35    $     888,597
                                                                                     -------------
                                                                                         7,755,609
                                                                                     -------------
         MISSOURI   4.3%
   1,800 Cape Girardeau Cnty, MO Indl
            Dev Auth Hlthcare Fac Rev
            Southeast MO Hosp Assoc
            (Prerefunded @ 6/01/12)....................      5.500       06/01/22        1,955,070
     350 Cape Girardeau Cnty, MO Indl
            Southeast MO Hosp Assoc....................      5.500       06/01/22          340,074
   1,300 Cass Cnty, MO Hosp Rev........................      5.625       05/01/38        1,185,808
     850 Maryland Heights, MO Tax
            Increment Rev South Heights
            Redev Proj Rfdg, Ser A.....................      5.500       09/01/18          822,825
   1,375 Missouri St Hlth & Ed Fac Auth
            Rev Sr Living Fac Lutheran, Ser
            A..........................................      5.375       02/01/35        1,238,187
     615 Saint Louis Cnty, MO Indl Dev
            Auth Sr Living Fac Rev Saint
            Andrews Res for Srs, Ser A.................      6.375       12/01/30          571,501
   1,450 Saint Louis Cnty, MO Indl Dev
            Auth Sr Living Fac Rev Saint
            Andrews Res for Srs, Ser A.................      6.375       12/01/41        1,323,923
     575 Saint Louis, MO Indl Dev Auth
            Tax Increment & Cmnty Impt
            Dist Loughborough Com
            Redev Rfdg.................................      5.750       11/01/27          536,613
   2,060 Sikeston, MO Elec Rev Rfdg
            (MBIA Insd)................................      6.200       06/01/10        2,150,166
     770 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt, Ser B (AMBAC
            Insd) (AMT)................................      4.550       07/01/29          646,477

         MISSOURI (CONTINUED)
$  4,070 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt, Ser B (AMBAC
            Insd) (AMT) (a)............................      4.550%      07/01/29    $    3,383,370
   6,650 Springfield, MO Pub Bldg Corp
            Leasehold Rev Springfield
            Branson Arpt, Ser B (AMBAC
            Insd) (AMT) (a)............................      4.600       07/01/36         5,528,112
                                                                                     --------------
                                                                                         19,682,126
                                                                                     --------------
         NEVADA   3.0%
   6,000 Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj, Ser A
            (AMBAC Insd) (AMT).........................      5.250       07/01/34         4,908,060
   2,450 Clark Cnty, NV Indl Dev Rev
            Southwest Gas Corp Proj, Ser A
            (BHAC Insd) (AMT)..........................      4.750       09/01/36         2,122,729
   2,500 Nevada Hsg Div Single Family
            Mtg Rev, Ser A (GNMA
            Collateralized) (AMT)......................      5.875       04/01/38         2,453,300
   4,750 Reno, NV Hosp Rev Renown Regl
            Med Ctr Proj, Ser A (a)....................      5.250       06/01/37         4,360,275
                                                                                     --------------
                                                                                         13,844,364
                                                                                     --------------
         NEW HAMPSHIRE   0.5%
   1,155 New Hampshire Hlth & Ed Fac
            Auth Rev Derryfield Sch
            (Prerefunded @ 7/01/10)....................      7.000       07/01/30         1,175,201
     950 New Hampshire St Bus Fin Auth
            Wtr Fac Rev Pennichuck
            Wtrwks Inc (AMBAC Insd)
            (AMT)......................................      6.300       05/01/22           955,690
                                                                                     --------------
                                                                                          2,130,891
                                                                                     --------------
         NEW JERSEY   17.5%
     375 Burlington Cnty, NJ Bridge
            Commn Econ Dev Rev
            Evergreens Proj............................      5.625       01/01/38           332,186

         NEW JERSEY (CONTINUED)
$  2,700 New Jersey Econ Dev Auth Rev
            Cig Tax....................................      5.750%      06/15/29    $   2,537,568
   3,025 New Jersey Econ Dev Auth Rev
            Cig Tax....................................      5.750       06/15/34        2,788,445
  30,000 New Jersey Econ Dev Auth St
            Contract Econ Recovery (MBIA
            Insd)......................................      5.900       03/15/21       34,158,600
   8,000 New Jersey Econ Dev Auth Wtr
            Fac Rev NJ Amer Wtr Co Inc
            Proj, Ser A (FGIC Insd) (AMT)..............      6.875       11/01/34        8,091,120
   2,400 New Jersey Hlthcare Fac Fin Auth
            Rev Holy Name Hosp.........................      5.000       07/01/36        2,039,448
   1,350 New Jersey Hlthcare Fac Fin Auth
            Rev Saint Peters Univ Hosp
            Oblig......................................      5.750       07/01/37        1,289,615
  40,000 Tobacco Settlement Fin Corp NJ,
            Ser A-1 (a)................................      5.000       06/01/41       28,704,400
                                                                                     -------------
                                                                                        79,941,382
                                                                                     -------------
         NEW MEXICO   0.3%
   1,125 University NM Univ Rev Sub Lien
            Rfdg, Ser A................................      5.250       06/01/21        1,170,765
                                                                                     -------------

         NEW YORK   10.5%
   2,325 New York City Indl Dev Agy Rev
            Liberty 7 World Trade Ctr Proj,
            Ser B......................................      6.750       03/01/15        2,364,548
   1,255 New York City Indl Dev Civic
            YMCA Gtr NY Proj...........................      5.800       08/01/16        1,301,761
   5,500 New York City, Ser I-1 (a)....................      5.000       02/01/26        5,616,848
   2,525 New York St Dorm Auth Lease
            Rev Muni Hlth Fac Impt Pgm,
            Ser A (FSA Insd)...........................      5.500       05/15/25        2,553,861

         NEW YORK (CONTINUED)
$  3,100 New York St Dorm Auth Rev City
            Univ Sys Cons, Ser A.......................      5.625%      07/01/16    $   3,417,626
   2,600 New York St Dorm Auth Rev Cons
            City Univ Sys Second Gen, Ser
            A..........................................      5.750       07/01/13        2,779,504
   2,040 New York St Dorm Auth Rev Secd
            Hosp Gen Hosp Rfdg.........................      5.750       02/15/18        2,195,122
     590 New York St Dorm Auth Rev, Ser
            B..........................................      7.500       05/15/11          657,885
     650 New York St Dorm Auth Rev, Ser
            B (Prerefunded @ 5/15/10)..................      7.500       05/15/11          695,182
   1,500 New York St Dorm Auth Rev
            Upstate Cmnty Colleges, Ser B..............      5.250       07/01/20        1,578,090
   1,000 New York St Dorm Auth Rev
            Upstate Cmnty Colleges, Ser B..............      5.250       07/01/21        1,046,730
     935 New York St Mtg Agy Rev
            Homeowner Mtg, Ser 82 (AMT)................      5.650       04/01/30          967,435
   3,395 New York St Mtg Agy Rev, Ser
            101 (AMT)..................................      5.400       04/01/32        3,171,473
  15,000 Port Auth NY & NJ Cons 144th (a)..............      5.000       10/01/35       15,179,550
   4,000 Port Auth NY & NJ Spl Oblig Rev
            Spl Proj JFK Intl Arpt Terminal 6
            (MBIA Insd) (AMT)..........................      5.750       12/01/22        3,968,840
     575 Seneca Nation Indians Cap Impt
            Auth NY Spl Oblig, Ser A (c)...............      5.000       12/01/23          494,776
                                                                                     -------------
                                                                                        47,989,231
                                                                                     -------------
         NORTH CAROLINA   5.7%
   1,500 North Carolina Eastn Muni Pwr
            Agy Pwr Sys Rev, Ser D.....................      6.700       01/01/19        1,561,125
   1,000 North Carolina Med Care Commn
            Retirement Fac Rev First Mtg
            Southminster Proj, Ser A...................      5.750       10/01/37          933,820

         NORTH CAROLINA (CONTINUED)
$ 22,000 North Carolina Muni Pwr Agy No 1
            Catawba Elec Rev Rfdg (MBIA
            Insd)......................................      6.000%      01/01/12    $  23,785,300
                                                                                     -------------
                                                                                        26,280,245
                                                                                     -------------
         NORTH DAKOTA   0.2%
     510 North Dakota St Hsg Fin Agy Rev
            Hsg Fin Pgm Home Mtg Fin,
            Ser B (MBIA Insd) (AMT)....................      5.500       07/01/29          521,103
     220 North Dakota St Hsg Fin Agy, Ser
            C (AMT)....................................      5.550       07/01/29          222,371
                                                                                     -------------
                                                                                           743,474
                                                                                     -------------
         OHIO   5.5%
   6,600 Buckeye, OH Tob Settlement Fin
            Auth Asset Bkd Sr Turbo, Ser
            A-2........................................      5.750       06/01/34        5,463,876
     400 Cuyahoga Cnty, OH Hlthcare &
            Indpt Living Fac Rev Eliza
            Jennings Sr Care, Ser A....................      5.750       05/15/27          354,996
   1,500 Cuyahoga Cnty, OH Hosp Fac
            Rev Canton Inc Proj........................      7.500       01/01/30        1,589,190
   2,450 Lorain Cnty, OH Hosp Rev
            Catholic Hlthcare Impt & Rfdg,
            Ser A......................................      5.250       10/01/33        2,443,017
   2,000 Lorain Cnty, OH Hosp Rev
            Catholic Hlthcare, Ser S...................      5.375       10/01/30        2,013,560
   3,000 Lorain Cnty, OH Hosp Rev
            Catholic Rfdg, Ser C-1 (FSA
            Insd) (a)..................................      5.000       04/01/24        3,064,935
   2,750 Lorain Cnty, OH Hosp Rev Fac
            Catholic, Ser A (FSA Insd) (a).............      5.000       02/01/24        2,809,726
   2,775 Lorain Cnty, OH Hosp Rev Fac
            Catholic, Ser B (FSA Insd) (a).............      5.000       02/01/24        2,835,173

         OHIO (CONTINUED)
$  1,625 Montgomery Cnty, OH Rev Var
            Catholic Hlth, Ser C-1 (FSA
            Insd) (a)..................................      5.000%      10/01/41    $   1,597,148
   1,050 Ohio St Hsg Fin Agy Residential
            Mtg Rev Mtg Bkd Sec Pgm, Ser
            D (GNMA Collateralized)
            (AMT) (a)..................................      5.300       09/01/28        1,012,006

   1,845 Ohio St Hsg Fin Agy Residential
            Mtg Rev Bkd Sec Pgm, Ser D
            (GNMA Collateralized)
            (AMT) (a)..................................      5.400       03/01/33        1,778,239
                                                                                     -------------
                                                                                        24,961,866
                                                                                     -------------
         OKLAHOMA   2.7%
   1,375 Chickasaw Nation, OK Hlth Sys (c).............      6.250       12/01/32        1,400,520
   3,410 Jenks, OK Aquarium Auth Rev
            Rfdg (MBIA Insd) (g).......................      5.250       07/01/24        3,465,003
   1,475 Jenks, OK Aquarium Auth Rev
            Rfdg (MBIA Insd)...........................      5.250       07/01/33        1,475,870
   3,970 McAlester, OK Pub Wk Auth Util
            Cap Apprec (FSA Insd)......................        *         02/01/34        1,008,142
   1,120 Oklahoma Dev Fin Auth Lease
            Rev OK Council Law
            Enforcement (MBIA Insd) (g)................      5.500       06/01/18        1,184,187
   1,185 Oklahoma Dev Fin Auth Lease
            Rev OK Council Law
            Enforcement (MBIA Insd) (g)................      5.500       06/01/19        1,252,912
   2,250 Tulsa Cnty, OK Pub Fac Auth
            Cap Impt Rev (AMBAC Insd)
            (Prerefunded @ 11/01/09)...................      6.250       11/01/22        2,416,073
                                                                                     -------------
                                                                                        12,202,707
                                                                                     -------------

         OREGON   0.9%
$  4,000 Oregon Hlth Sciences Univ Insd,
            Ser A (MBIA Insd)                                5.250%      07/01/22    $   4,104,280
                                                                                     -------------

         PENNSYLVANIA   5.6%
     875 Montgomery Cnty, PA Indl Dev
            Auth Rev Mtg Whitemarsh
            Care Proj                                        6.250       02/01/35          787,692
     950 Pennsylvania Econ Dev Fin Auth
            Exempt Fac Rev Reliant Energy,
            Ser B (AMT)                                      6.750       12/01/36          954,646
  16,755 Pennsylvania St Pub Sch Bldg
            Philadelphia Proj Auth Lease Rev
            Sch Dist Ser B (FSA Insd) (a)                    4.500       06/01/32       15,898,761
   3,000 Susquehanna Area Regl Arpt
            Auth PA Arpt Sys Rev, Ser A
            (AMBAC Insd) (AMT)                               5.375       01/01/21        2,928,240
   5,415 Susquehanna Area Regl Arpt
            Auth PA, Ser A (AMBAC Insd)
            (AMT) (g)                                        5.375       01/01/22        5,248,760
                                                                                     -------------
                                                                                        25,818,099
                                                                                     -------------
         SOUTH CAROLINA   5.8%
   2,500 Charleston Ed Excellence Fin
            Corp SC Rev Charleston Cnty
            Sch Dist (a)                                     5.250       12/01/25        2,535,875
   7,500 Charleston Ed Excellence Fin
            Corp SC Rev Charleston Cnty
            Sch Dist (a)                                     5.250       12/01/26        7,607,625
   1,000 South Carolina Jobs Econ Dev
            Auth Hlth Fac Rev First Mtg
            Wesley Com Rfdg                                  5.300       10/01/36          796,630

         SOUTH CAROLINA (CONTINUED)
$  1,840 South Carolina Jobs Econ Dev
            Auth Hosp Fac Rev Palmetto
            Hlth Alliance Rfdg, Ser A..................      6.250%      08/01/31    $   1,860,406
   5,000 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj, Ser A (AMBAC Insd)...................      5.200       11/01/27        5,054,600
   3,750 South Carolina Jobs Econ Dev
            Auth Indl Rev Elec & Gas Co
            Proj, Ser B (AMBAC Insd)
            (AMT)......................................      5.450       11/01/32        3,590,250
     725 South Carolina Jobs Econ Dev
            Auth Rev Woodlands at Furman
            Proj, Ser A................................      6.000       11/15/27          663,462
   1,650 South Carolina Jobs Economic
            Rfdg First Mtg Lutheran
            Homes......................................      5.375       05/01/21        1,487,277
   3,000 Tobacco Settlement Rev Mgmt
            Auth SC Tob Settlement Rev
            Rfdg.......................................      5.000       06/01/18        2,909,160
                                                                                     -------------
                                                                                        26,505,285
                                                                                     -------------
         SOUTH DAKOTA   1.7%
   1,375 Deadwood, SD Ctf Partn (ACA
            Insd)......................................      6.375       11/01/20        1,440,849
   5,175 South Dakota Hsg Dev Auth
            Homeownership Mtg, Ser E
            (AMT) (a)..................................      4.625       05/01/36        4,175,232
   2,500 South Dakota St Hlth & Ed Fac
            Auth Rev Sioux Vly Hosp & Hlth
            Sys A......................................      5.250       11/01/34        2,440,625
                                                                                     -------------
                                                                                         8,056,706
                                                                                     -------------

         TENNESSEE   2.6%
$  1,750 Chattanooga, TN Hlth Ed & Hsg
            Fac Brd Rev CDFI Phase I LLC
            Proj Rfdg, Ser A...........................      5.125%      10/01/35    $   1,439,987
   2,000 Elizabethton, TN Hlth & Ed Fac
            Brd Rev Impt Hosp First Mtg
            Rfdg, Ser B (Prerefunded @
            7/01/12)...................................      8.000       07/01/33        2,268,420
   1,500 Elizabethton, TN Hlth & Ed Fac
            Brd Rev Impt Hosp Rfdg, Ser B
            (MBIA Insd) (Prerefunded @
            7/01/12)...................................      7.750       07/01/29        1,688,670
   3,000 Jackson, TN Hosp Rev Rfdg
            Jackson Madison Hosp, Ser B
            (AMBAC Insd) (b)(f)........................      7.000       04/01/41        3,000,000
   1,000 Johnson City, TN Hlth & Ed Fac
            Brd Hosp Rev First Mtg Mtn St
            Hlth Rfdg, Ser A (MBIA Insd)
            (Prerefunded @ 7/01/12)....................      7.500       07/01/25        1,147,420
   2,400 Shelby Cnty, TN Hlth Ed & Hsg
            Fac Brd Rev Methodist, Ser B
            (FSA Insd) (a).............................      5.250       09/01/27        2,454,312
                                                                                      ------------
                                                                                        11,998,809
                                                                                      ------------
         TEXAS   22.7%
   1,450 Alliance Arpt Auth Inc TX Spl Fac
            Rev Rfdg FedEx Corp Proj
            (AMT)......................................      4.850       04/01/21        1,261,152
     725 Dallas Cnty, TX Flood Ctl Dist
            Rfdg.......................................      6.750       04/01/16          764,222

         TEXAS (CONTINUED)
$  5,500 Dallas-Fort Worth, TX Intl Arpt
            Rev Rfdg & Impt, Ser A
            (BHAC Insd) (AMT)..........................      5.500%      11/01/31    $    5,501,100
   8,000 Dallas-Fort Worth, TX Intl Arpt
            Rev, Ser A (FSA Insd)
            (AMT)......................................      5.500       11/01/21         8,020,960
   4,000 Dallas-Fort Worth, TX Intl Arpt
            Rev, Ser A (FGIC Insd) (AMT)...............      5.750       11/01/30         3,911,240
     650 Dallas-Fort Worth, TX Intl Arpt
            Rev, Ser C (MBIA Insd)
            (AMT)......................................      5.750       11/01/18           653,185
   1,225 Dallas-Fort Worth, TX Intl Arpt
            Rev, Ser C (MBIA Insd)
            (AMT)......................................      6.000       11/01/23         1,230,267
   4,850 El Paso Cnty, TX Hosp Dist, Ser
            A (AGL Insd) (a)...........................      5.000       08/15/37         4,778,519
   2,200 Fort Bend, TX Indpt Sch Dist
            Rfdg & Sch Bldg (PSF
            GTD) (a)...................................      5.000       08/15/27         2,241,712
   1,000 Harris Cnty, TX Hlth Fac Dev
            Corp Hosp Rev Baylor College
            Med, Ser A-4 (AMBAC
            Insd) (b)(f)...............................      8.500       11/15/47         1,000,000
   2,000 Harris Cnty, TX Hlth Fac Dev
            Corp Hosp Rev Mem Hermann
            Hlthcare, Ser A (Prerefunded @
            6/01/11)...................................      6.375       06/01/29         2,198,300
   2,000 Houston, TX Arpt Sys Rev Sub
            Lien (FSA Insd)............................      5.500       07/01/20         2,125,940
  10,000 Houston, TX Arpt Sys Rev Sub
            Lien, Ser A (FSA Insd) (AMT)...............      5.125       07/01/32         9,516,700
   3,000 Houston, TX Arpt Sys Rev Sub
            Lien, Ser A (FSA Insd) (AMT)...............      5.625       07/01/30         3,008,190

         TEXAS (CONTINUED)
$  7,825 Houston, TX Util Sys Rev Comb
            First Lien Rfdg, Ser A (FSA
            Insd) (a)..................................      5.000%      11/15/36    $   7,765,998
   5,000 Houston, TX Util Sys Rev First
            Lien Rfdg, Ser A (FSA Insd)................      5.250       05/15/21        5,248,650
   3,030 Judson, TX Indpt Sch Dist Sch
            Bldg (AGL Insd) (a)........................      5.000       02/01/37        2,980,129
   1,250 Lufkin, TX Hlth Fac Dev Corp Hlth
            Sys Rev Mem Hlth Sys East
            TX.........................................      5.500       02/15/37        1,128,925
   1,000 Matagorda Cnty, TX Nav Dist No
            1 Rev Coll Centerpoint Energy
            Proj Rfdg..................................      5.600       03/01/27          905,750
   3,000 Metropolitan Hlth Fac Dev Corp
            TX Wilson N Jones Mem Hosp
            Proj.......................................      7.250       01/01/31        3,038,190
   1,000 Mission, TX Econ Dev Corp Solid
            Waste Disp Rev Waste Mgmt
            Inc Proj (AMT).............................      6.000       08/01/20        1,003,200
  10,000 North Centre, TX Hlth Fac Dev
            Hosp Childrens Med Ctr Dallas
            (AMBAC Insd)...............................      5.250       08/15/32       10,012,900
   1,000 North TX Twy Auth Rev Rfdg Sys
            First Tier, Ser A..........................      5.625       01/01/33          995,340
   1,000 North TX Twy Auth Rev Rfdg Sys
            First Tier, Ser B..........................      5.625       01/01/28        1,012,710
   1,000 North TX Twy Auth Rev Rfdg Sys
            First Tier, Ser B..........................      6.000       01/01/26        1,046,040
   1,000 North TX Twy Auth Rev Rfdg Sys
            First Tier, Ser B..........................      6.000       01/01/27        1,042,280
   2,650 North TX Twy Auth Rev Toll
            Second Tier Rfdg, Ser F....................      5.750       01/01/33        2,585,393

         TEXAS (CONTINUED)
$  1,000 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac
            Buckingham Sr Living Cmnty
            Inc........................................      5.625%      11/15/27    $     891,080
   2,600 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac
            Buckingham Sr Living Cmnty
            Inc........................................      5.750       11/15/37        2,235,896
   4,000 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac
            Buckner Retirement Svc Inc
            Proj.......................................      5.250       11/15/37        3,523,360
     400 Tarrant Cnty, TX Cultural Ed Fac
            Fin Corp Retirement Fac CC
            Young Mem Home Proj........................      5.750       02/15/25          360,492
   2,450 Tarrant Cnty, TX Hlth Fac Dev
            Corp Hosp Rev Rfdg Cook
            Childrens Med Ctr, Ser B (FSA
            Insd) (a)..................................      5.000       12/01/30        2,452,743
   2,000 Texas St Dept Hsg & Cmnty
            Affairs Mtg, Ser B (GNMA
            Collaterized) (AMT)........................      5.300       09/01/39        1,798,540
   5,400 Texas St Trans Cmnty Mobility
            Fd (a).....................................      5.000       04/01/28        5,511,753
   2,750 Tyler, TX Hlth Fac Dev Corp Hosp
            Rev & Impt East TX Med Ctr
            Rfdg, Ser A................................      5.375       11/01/37        2,375,808
                                                                                     -------------
                                                                                       104,126,664
                                                                                     -------------
         UTAH   0.8%
   2,380 Mountain Regl Wtr Spl Svc Dist
            Rfdg (MBIA Insd)...........................      5.000       12/15/33        2,300,199
     700 Utah St Charter Sch Fin Auth
            Channing Hall, Ser A (c)...................      6.000       07/15/37          623,462

         UTAH (CONTINUED)
$    730 Utah St Charter Sch Fin Auth
            Charter Sch Rev Summit
            Academy, Ser A.............................      5.800%      06/15/38    $     677,856
                                                                                     -------------
                                                                                         3,601,517
                                                                                     -------------
         VIRGINIA   0.5%
     750 Peninsula Town Ctr Cmnty Dev
            Auth VA Spl Oblig..........................      6.350       09/01/28          688,358
   1,500 White Oak Vlg Shops VA Cmnty
            Dev Auth Spl Assmt Rev
            Special Assmt..............................      5.300       03/01/17        1,431,720
                                                                                     -------------
                                                                                         2,120,078
                                                                                     -------------
         WASHINGTON   10.3%
   9,850 Bellevue, WA Convention Ctr Auth
            Spl Oblig Rev Comp Int Rfdg
            (MBIA Insd)................................        *         02/01/25        4,155,222
   7,500 Chelan Cnty, WA Pub Util Dist No
            001 Cons Rev Chelan Hydro,
            Ser A (MBIA Insd) (AMT)....................      5.600       01/01/36        7,427,025
   5,000 Energy Northwest WA Elec Rev
            Columbia Generating Rfdg, Ser
            A (FSA Insd)...............................      5.500       07/01/16        5,361,800
   2,500 Energy Northwest WA Elec Rev
            Proj No 3 Rfdg, Ser A (FSA
            Insd)......................................      5.500       07/01/18        2,657,775
   5,000 Energy Northwest WA Elec Rev
            Proj No 3 Rfdg, Ser B (FSA
            Insd)......................................      6.000       07/01/16        5,501,700
   1,250 Kalispel Tribe Indians Priority Dist
            WA Rev.....................................      6.625       01/01/28        1,180,575
   2,000 Port Seattle, WA Rev, Ser B
            (MBIA Insd) (AMT)..........................      5.625       02/01/24        2,004,680
   2,120 Seattle, WA Muni Lt & Pwr Rev.................      5.625       12/01/17        2,249,384

         WASHINGTON (CONTINUED)
$  2,250 Skagit Cnty, WA Pub Hosp Dist
            No 001 Rev Skagit Vly Hosp.................      5.750%      12/01/28    $   2,163,803
   3,000 Spokane, WA Pub Fac Dist Hotel
            Motel & Sales Use Tax (MBIA
            Insd)......................................      5.250       09/01/33        3,019,170
   4,750 Tacoma, WA Elec Sys Rev Rfdg,
            Ser A (FSA Insd)...........................      5.750       01/01/14        5,095,230
   1,440 Washington St Hsg Fin Commn
            Nonprofit Rev Custodial Rcpt
            Wesley Homes, Ser
            2007A-2027 (Acquired 05/07/08,
            Cost $1,440,000) (e).......................      6.000       01/01/27        1,400,846
   1,000 Washington St Hsg Fin Commn
            Nonprofit Rev Skyline at First
            Hill Proj, Ser A...........................      5.625       01/01/27          910,460
   5,125 Washington St Pub Pwr Supply
            Sys Nuclear Proj No 3 Rev
            Rfdg, Ser C (MBIA Insd)....................        *         07/01/14        4,045,009
                                                                                     -------------
                                                                                        47,172,679
                                                                                     -------------
         WEST VIRGINIA   0.8%
     500 Ohio Cnty, WV Cnty Commn Tax
            Increment Rev Fort Henry
            Centre Fin Dist, Ser A.....................      5.850       06/01/34          490,490
   1,000 Pleasants Cnty, WV Pollutn Ctl
            Rev Cnty Comm Allegheny
            Rfdg, Ser F................................      5.250       10/15/37          932,230
   1,000 West Virginia St Hosp Fin Auth
            Hosp Rev Thomas Hlth Sys...................      6.000       10/01/20          985,080
   1,215 West Virginia St Hosp Fin Auth
            Hosp Rev Thomas Hlth Sys...................      6.250       10/01/23        1,201,987
                                                                                     -------------
                                                                                         3,609,787
                                                                                     -------------

         WISCONSIN   3.0%
$  1,500 Southeast WI Professional
            Baseball Pk Dist Sales Tax Rev
            Rfdg, Ser A (MBIA Insd)....................      5.500%      12/15/20    $   1,657,559
   2,400 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev, Ser A
            (AMT) (a)..................................      5.300       09/01/23        2,325,684
   3,000 Wisconsin Hsg & Econ Dev Auth
            Home Ownership Rev, Ser A
            (AMT) (a)..................................      5.500       09/01/28        2,907,105
   3,700 Wisconsin St Hlth & Ed Fac Auth
            Rev Ministry Hlth (FSA Insd) (a)...........      5.000       08/01/34        3,579,843
   3,000 Wisconsin St Hlth & Ed Fac
            Wheaton Franciscan Svc Rfdg
            (Prerefunded @ 2/15/12)....................      5.750       08/15/30        3,312,120
                                                                                     -------------
                                                                                        13,782,311
                                                                                     -------------
         WYOMING   0.2%
   1,000 University WY Univ Rev Fac Impt
            (FSA Insd).................................      5.500       06/01/18        1,054,970
                                                                                     -------------

         PUERTO RICO   2.5%
  10,000 Puerto Rico Comwlth Hwy &
            Trans Auth Hwy Rev, Ser
            Y (FSA Insd) (a)...........................      6.250       07/01/21       11,409,350
                                                                                     -------------

TOTAL LONG TERM INVESTMENTS  206.0%
  (Cost $974,824,360)............................................................      943,096,790

TOTAL SHORT TERM INVESTMENTS  0.1%
  (Cost $560,000)................................................................          560,000
                                                                                     -------------

TOTAL INVESTMENTS  206.1%
  (Cost $975,384,360)............................................................      943,656,790

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (49.0%)
   (Cost ($224,565,000))
(224,565)   Notes with interest rates ranging from 2.23% to 2.76% at July 31,
            2008 and contractual maturities of collateral ranging from 2021 to
            2041 (h).............................................................     (224,565,000)
                                                                                     --------------

TOTAL NET INVESTMENTS  157.1%
  (Cost $750,819,360)............................................................       719,091,790

OTHER ASSETS IN EXCESS OF LIABILITIES  2.4%......................................        11,089,933

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (59.5%)......................      (272,298,345)
                                                                                     --------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%....................................    $  457,883,378
                                                                                     --------------


Percentages are calculated as a percentage of net assets applicable to common shares.


*   Zero coupon bond
(a) Underlying security related to Inverse Floaters entered into by the Trust.
(b) Variable Rate Coupon
(c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(d) Escrowed to Maturity
(e) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.5% of net assets applicable to common shares.
(f) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.
(g) The Trust owns 100% of the outstanding bond issuance.
(h) Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2008.


ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
BHAC -- Berkshire Hathaway Assurance Corp.
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
PSF - Public School Fund
XLCA - XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Opportunity Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008